UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Financial Advisors
Address:  2215 York Road, Suite 306
          Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne M. Woiteshek
Title:    Chief Compliance Officer
Phone:    630-472-1300

Signature, Place, and Date of Signing:

   /s/ Joanne M. Woiteshek            Oak Brook, IL            January 8, 2013
   -----------------------            -------------            ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           67
                                         -----------

Form 13F Information Table Value Total:  $   151,094
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER Total                 18383Q507         288      12,950 SH       Sole                             12,950
CONSUMER STAPLES SPDR Total              ETF      81369Y308         362      10,386 SH       Sole                             10,386
CURRENCYSHARES EURO TRUST EURO CURRENCY
  SHARES Total                           ETF      23130C108           2          14 SH       Sole                                 14
CURRENCYSHARES SWISS FRANC TR SWISS
  FRANC SHS Total                        ETF      23129V109       1,652      15,371 SH       Sole                             15,371
DWS MON MKT PRIME SERIES- DWS MON MKT
  FUND Total                             MM       23339A101          87      86,686 SH       Sole                             86,686
EGA EMERGING GLOBAL SHS TR EMERGING
  GLOBAL SHS INDXX CHINA INFRASTRUCTURE
  Total                                  ETF      268461837          14         696 SH       Sole                                696
ENERGY SELECT SECTOR SPDR FUND Total     ETF      81369Y506         975      13,652 SH       Sole                             13,652
FEDERATED PRIME CASH SERIES FUND Total   MM       147551105         949     949,156 SH       Sole                            949,156
FEDERATED US TREASURY CASH RESERVES
  FUND INSTITUTIONAL CLASS Total         MM       60934N682          87      86,688 SH       Sole                             86,688
FIDELITY CASH RESERVE FUND RETAIL CLASS
  Total                                  MM       316067107          87      86,687 SH       Sole                             86,687
FLEXSHARES TR IBOXX 3 YR TARGET
  DURATION TIPS INDEX FD Total           ETF      33939L506       1,143      44,773 SH       Sole                             44,773
FLEXSHARES TR MORNINGSTAR GLOBAL
  UPSTREAM NAT RES INDEX FD Total        ETF      33939L407           2          68 SH       Sole                                 68
FLEXSHARES TR READY ACCESS VAR INCOME
  FD Total                               ETF      33939L886         321       4,287 SH       Sole                              4,287
FORD MOTOR COMPANY Total                 C        345370860           5         400 SH       Sole                                400
ISHARES COMEX GOLD TR ISHARES Total      WF       464285105         772      47,449 SH       Sole                             47,449
ISHARES CORE S&P 500 ETF Total           ETF      464287200      25,363     177,190 SH       Sole                            177,190
ISHARES CORE TOTAL US BOND MARKET ETF
  Total                                  ETF      464287226      25,997     234,043 SH       Sole                            234,043
ISHARES GOLDMAN SACHS NATURAL RESOURCES
  INDEX FUND Total                       ETF      464287374         661      17,312 SH       Sole                             17,312
ISHARES IBOXX INVESTOP INVESTMENT GRADE
  CORP BD FD Total                       ETF      464287242       9,280      76,703 SH       Sole                             76,703
ISHARES MSCI ACWI EX US INDEX FD ETF
  Total                                  ETF      464288240         116       2,770 SH       Sole                              2,770
ISHARES MSCI EAFE INDEX FUND Total       ETF      464287465       1,487      26,149 SH       Sole                             26,149
ISHARES MSCI PACIFIC EX-JAPAN Total      ETF      464286665          47       1,007 SH       Sole                              1,007
ISHARES RUSSELL 2000 INDEX FUND Total    ETF      464287655       1,523      18,068 SH       Sole                             18,068
ISHARES RUSSELL 2000 VALUE INDEX FUND
  Total                                  ETF      464287630      11,559     153,077 SH       Sole                            153,077
ISHARES S&P GLOBAL ENERGY SECTOR INDEX
  FUND Total                             ETF      464287341          44       1,156 SH       Sole                              1,156
ISHARES S&P GROWTH INDEX FD Total        ETF      464287309         259       3,426 SH       Sole                              3,426
ISHARES S&P MIDCAP 400 GROWTH INDEX FD
  Total                                  ETF      464287606           4          39 SH       Sole                                 39
ISHARES S&P NATIONAL Total               ETF      464288414           4          37 SH       Sole                                 37
ISHARES S&P SMALLCAP 600 GROWTH INDEX
  FD Total                               ETF      464287887           5          63 SH       Sole                                 63
ISHARES S&P VALUE INDEX FD Total         ETF      464287408       1,542      23,233 SH       Sole                             23,233
ISHARES SILVER TRUST Total               WF       46428Q109         561      19,088 SH       Sole                             19,088
ISHARES TR BARCLAYS 1-3 YR CR BD FD
  Total                                  ETF      464288646          81         771 SH       Sole                                771
ISHARES TR BARCLAYS 1-3 YR TREAS INDEX
  FD Total                               ETF      464287457       2,650      31,394 SH       Sole                             31,394
ISHARES TR BARCLAYS 20+ TREAS BD FD
  Total                                  ETF      464287432       2,089      17,237 SH       Sole                             17,237
ISHARES TR BARCLAYS 7-10 YR TRES Total   ETF      464287440       1,328      12,358 SH       Sole                             12,358
ISHARES TR BARCLAYS INTERMED CR BD FD
  Total                                  ETF      464288638       8,527      76,619 SH       Sole                             76,619
ISHARES TR BARCLAYS TIPS BD FD
  PROTECTED SECS FD Total                ETF      464287176       7,210      59,384 SH       Sole                             59,384
ISHARES TR COHEN & STEERS REALTY MAJORS
  INDEX FD Total                         ETF      464287564         690       8,788 SH       Sole                              8,788
ISHARES TR DOW JONES SELECT DIV INDEX
  FD Total                               ETF      464287168         105       1,837 SH       Sole                              1,837
ISHARES TR FTSE CHINA 25 INDEX FD Total  ETF      464287184          27         669 SH       Sole                                669
ISHARES TR JPMORGAN USD EMERGING MKTS
  BD FD Total                            ETF      464288281           2          15 SH       Sole                                 15
ISHARES TR S&P LATIN AMER 40 INDEX FUND
  Total                                  ETF      464287390          30         692 SH       Sole                                692
ISHARES TR SP US PFD Total               ETF      464288687       1,898      47,899 SH       Sole                             47,899
ISHARES TRUST - ISHARES FTSE
  EPRA/NAREIT GLOBAL REAL ESTATE
  EX-U.S. INDEX FUND Total               ETF      464288489         173       5,221 SH       Sole                              5,221
ISHARES TRUST - ISHARES MSCI ACWI INDEX
  FUND Total                             ETF      464288257         950      19,754 SH       Sole                             19,754
ISHARES TRUST ISHARES MSCI VALUE INDEX
  FUND Total                             ETF      464288877      10,912     224,336 SH       Sole                            224,336
ISHARES TRUST ISHARES S&P GLOBAL
  MATERIALS SECTOR INDEX FUND Total      ETF      464288695          62       1,000 SH       Sole                              1,000
ISHS FTSE NRT RES ID Total               ETF      464288562       1,128      23,279 SH       Sole                             23,279
MOTOROLA INC COM NEW Total               C        620076307           1          20 SH       Sole                                 20
SCHWAB STRATEGIC TR US REIT ETF Total    ETF      808524847       1,133      36,982 SH       Sole                             36,982
SELECT SECTOR SPDR FD HEALTH CARE Total  ETF      81369Y209         547      13,716 SH       Sole                             13,716
SPDR GOLD TR GOLD SHS Total              WF       78463V107         842       5,197 SH       Sole                              5,197
SPDR INDEX SHS FDS S&P EMERGING ASIA
  PAC ETF Total                          ETF      78463X301          40         521 SH       Sole                                521
SPDR SER TR BARCLAYS INTL TREAS BD ETF
  Total                                  ETF      78464A516       8,619     141,270 SH       Sole                            141,270
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF Total     ETF      78464A490         112       1,757 SH       Sole                              1,757
ST SPDR SP BRIC 40 Total                 ETF      78463X798         102       4,194 SH       Sole                              4,194
UTILITIES SELECT SECTOR SPDR FUND Total  ETF      81369Y886          86       2,464 SH       Sole                              2,464
VANGUARD DIVIDEND APPRECIATION VIPERS
  Total                                  ETF      921908844      13,743     230,707 SH       Sole                            230,707
VANGUARD HIGH DIVIDE Total               ETF      921946406          70       1,424 SH       Sole                              1,424
VANGUARD INTERMEDIATE TERM CORP BOND
  INDEX FD ETF Total                     ETF      92206C870         131       1,497 SH       Sole                              1,497
VANGUARD INTL EQUITY FDS FTSE ALL WORLD
  EX USA SMALL CAP INDEX FD ETF SHS
  Total                                  ETF      922042718           4          44 SH       Sole                                 44
VANGUARD INTL EQUITY INDEX FDS MSCI
  EMERGING MKTS ETF Total                ETF      922042858         132       2,967 SH       Sole                              2,967
VANGUARD LARGE-CAP VIPERS                ETF      922908637           1          17 SH       Sole                                 17
VANGUARD LARGE-CAP VIPERS Total          ETF      922908637         925      14,199 SH       Sole                             14,199
VISA INC COM CL A Total                  C        92826C839          13          85 SH       Sole                                 85
WELLS FARGO & CO NEW COM Total           C        949746101         116       3,404 SH       Sole                              3,404
WISDOMETREE TR HIGH YIELDING EQUITY FD
  Total                                  ETF      97717W208       1,412      30,828 SH       Sole                             30,828